Supplementary Data to Statement of Operations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Increase in environmental reserve			$ 5.9
Foreign currency translation (income) expense	$ (2.9)	$ 7.3	(3.4)
UK Business [Member]
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Impairment charge on trade name intangible asset			$ 10.2